Loans and financing - Debentures (Details) - BRL (R$) R$ in Millions	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Loans and financing
Debentures	R$ 161.7	R$ 202.5
Current position	161.7	162.6
Non-current position		39.9
Redemption of debentures	40.1
Eight issue
Loans and financing
Debentures	R$ 161.7	R$ 202.5
Eight issue | CDI
Loans and financing
Variable spread on interest rate (as a percent)	1.50%	1.50%